Gains or losses on non financial assets and investments, net	12 Months Ended
Dec. 31, 2019
Gains or losses on non financial assets and investments, net [Abstract]
Gains or losses on non financial assets and investments, net

42.   Gains or losses on non financial assets and investments, net

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Gains	55,709	11,627	1,798
Tangible and intangible assets	55,709	11,627	1,798
Losses	(45,063)	(37,103)	(66,100)
Tangible and intangible assets	(45,063)	(37,103)	(13,719)
Investments (1)	-	-	(52,381)
Total	10,646	(25,476)	(64,302)

(1)     In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.